Fees Summary	Jan. 14, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 1,992,957,500.00
Previously Paid Amount	0.00
Total Fee Amount	305,121.79
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 305,121.79
Narrative - Max Aggregate Offering Price	$ 1,992,957,500.00
Narrative - Max Aggregate Offering Amount | shares	2,000,000,000
Final Prospectus	true